Summary of Significant Accounting Policies - Income taxes (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Evolv Technologies Holdings Inc [Member]
Foreign earnings	$ 0	$ 0	$ 0